Investments in Affiliates (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Investments in Affiliates (Details) [Line Items]
Investments accounted for under the equity method	¥ 357,661	¥ 363,414
Other-than temporarily impairment amount		322,655
Share of income for affiliates	20,220	98,100	¥ 174,468
Impairment of investment	22,958	322,655
Share of other comprehensive income (loss) of affiliates, net of tax	¥ 3,016	¥ 452	¥ 1,763
CN Finance [Member]
Investments in Affiliates (Details) [Line Items]
Equity interest, percentage	18.50%
Other-than temporarily impairment amount	¥ 22,958
Carrying value of investment	347,769
Puyi Inc [Member]
Investments in Affiliates (Details) [Line Items]
Investments accounted for under the equity method	¥ 108,260
Equity interest, percentage	4.50%
Teamhead Automobile [Member]
Investments in Affiliates (Details) [Line Items]
Equity interest, percentage	40.00%